Warrant Liabilities (Details) - Schedule of Warrants are Fair Valued Using Black-Scholes Model	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Warrants are Fair Valued Using Black-Scholes Model [Line Items]
Volatility	104.00%	75.00%
Risk-free rate	3.794%	3.794%